BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS - Acquisitions In 2020 (Details) ₽ / shares in Units, $ / shares in Units, ₽ in Millions, $ in Millions									1 Months Ended	5 Months Ended	12 Months Ended
	Dec. 31, 2021 RUB (₽)	Dec. 31, 2021 USD ($)	Dec. 21, 2021 RUB (₽)	Dec. 21, 2021 USD ($)	Sep. 07, 2021 RUB (₽)	Sep. 07, 2021 USD ($)	Aug. 30, 2021 USD ($) $ / shares	Jul. 23, 2020 RUB (₽)	Jul. 31, 2020	Dec. 31, 2020 RUB (₽)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2021 USD ($)	Aug. 30, 2021 ₽ / shares	Dec. 31, 2020 USD ($)	Sep. 30, 2020 RUB (₽)	Sep. 30, 2020 USD ($)
ASSETS:
Goodwill	₽ 117,864									₽ 104,275	₽ 117,864		₽ 104,275	₽ 52,205	$ 1,586.5		$ 1,403.6
LIABILITIES:
Total cash consideration for the acquisition											8,921	$ 120.1	40,030	351
Net cash paid for the acquisition less consideration of the sale of Yandex.Money											₽ 8,236	$ 110.9	33,798	347
Yandex SDG.
LIABILITIES:
Ownership interest (percentage)																		72.80%	72.80%
MLU B.V
LIABILITIES:
Ownership interest (percentage)																		61.70%	61.70%
Yandex SDG
LIABILITIES:
Fair value of equity investment																		₽ 7,607	$ 100.0
Convertible loan																		₽ 3,804	$ 50.0
UBER | Yandex SDG.
Business Acquisition [Line Items]
Ownership interest (percentage)																		18.60%	18.60%
UBER | MLU B.V
Business Acquisition [Line Items]
Ownership interest (percentage)																		33.50%	33.50%
Employees of Yandex.Taxi Group | MLU B.V
LIABILITIES:
Ownership interest (percentage)							71.00%									71.00%
Partner
Business Acquisition [Line Items]
Ownership interest acquired (as a percent)								50.00%
Gain on remeasurement								₽ 19,230
Percentage of voting interest sold								25.00%	25.00%
ASSETS:
Cash and cash equivalents								₽ 6,206
Term deposits								11,200
Accounts receivable								1,719
Other current assets								5,336
Property and equipment								3,139
Intangible assets								12,655
Goodwill								51,836
Operating lease right-of-use assets								4,462
Other non-current assets								517
Total assets								97,070
LIABILITIES:
Accounts payable and accrued liabilities								5,708
Other current liabilities								800
Operating lease liabilities, non-current								4,213
Other non-current liabilities								1,971
Total liabilities								12,692
Total net assets acquired								84,378
Fair value of previously held equity interest								41,838
Fair value of the noncontrolling interest								47
Fair value of the redeemable noncontrolling interest								493
Total cash consideration for the acquisition								42,000
Total cash consideration from the sale of Yandex.Money								2,420
Net cash paid for the acquisition less consideration of the sale of Yandex.Money								39,580
Revenue since acquisition										13,867
Net loss since acquisition										₽ 5,558
Proforma revenue													231,869	192,189
Proforma net income (loss)													₽ 21,374	₽ 6,220
Yandex Self Driving Group B.V. | UBER
Business Acquisition [Line Items]
Cash paid on closing the deal			₽ 14,859	$ 200.0	₽ 58,363	$ 800.0
Reduced amount of non-controlling interest	6,241	$ 84.0
Reduced amount of Additional paid-in capital	₽ 67,205	$ 904.6
Yandex Self Driving Group B.V. | UBER | MLU B.V
Business Acquisition [Line Items]
Percentage of share capital of acquired company transferred							4.50%									4.50%
Percentage on total number of outstanding shares							4.60%									4.60%
LIABILITIES:
Total cash consideration for the acquisition | $							$ 1,000.0
Newly Restructured MLU | MLU B.V
Business Acquisition [Line Items]
Initial exercise price | (per share)							$ 1,811									₽ 132,119
Newly Restructured MLU | MLU B.V | Options exercised in September 2023
Business Acquisition [Line Items]
Initial exercise price | (per share)							$ 2,005									₽ 146,272
Customer relationships | Partner
ASSETS:
Intangible assets								₽ 4,480
LIABILITIES:
Amortization period of intangible assets acquired								11 years 2 months 12 days
Software And Technology | Partner
LIABILITIES:
Amortization period of intangible assets acquired								6 years
Acquired price comparison | Partner
ASSETS:
Intangible assets								₽ 5,844
Marketplace platform | Partner
ASSETS:
Intangible assets								₽ 1,747